Organization and Business Operations	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 - Organization and Business Operations

Safety Shot Inc. (NASDAQ: SHOT) was formerly known as Jupiter Wellness Inc. In August 2023, the Company successfully completed the asset purchase of the functional beverage Safety Shot from GBB Drink Lab, Inc. (“GBB”), thereby gaining ownership of various assets, including the intellectual property, trade secrets, and trademarks associated with its liquid dietary supplement that can lower blood alcohol content by supporting its metabolism (the “Sure Shot Dietary Supplement”). Concurrently with the purchase, the Company changed its name to Sure Shot, Inc. and changed its NASDAQ trading symbol to SHOT. The Company launched the Sure Shot Dietary Supplement in December 2023.

The Sure Shot Dietary Supplement has a well-established clinical development infrastructure and fits within the Company’s existing over-the-counter and health and wellness products. The Company will continue its current products line as an operating division and is committed to supporting health and wellness by developing innovative solutions to a range of conditions. We take pride in our research and development of our products and intellectual property, which aim to address some of the most prevalent health and wellness concerns today. We are dedicated to staying up-to-date with the latest scientific research and technology, ensuring that our products are effective, safe, and meet the highest industry standards.

To achieve our mission, we rely on a team of highly skilled and experienced professionals who are committed to advancing our vision of health and wellness. Our team includes scientists, researchers, product developers, and business experts who collaborate to create new products and enhance existing ones. We also partner with industry leaders and organizations to leverage the latest technologies and expand our reach.

We generate revenue through various channels through the sales of our consumer products. Our products are available through various retailers and e-commerce platforms, making them accessible to a broad customer base. Additionally, we collaborate with other companies to license our intellectual property, creating additional revenue streams and expanding our global presence.

Going Concern Consideration

As of September 30, 2024, and December 31, 2023, the Company had accumulated deficits of $(101,558,757) and $(65,680,715), respectively, and cash flow used in operations of $17,241,736 and $10,515,314 for the nine months ended September 30, 2024 and year ended December 31, 2023. The Company has incurred and expects to continue to incur significant costs in pursuit of its expansion and development plans. At September 30, 2024 and December 31, 2023, the Company had $1,360,401 and $3,833,349, respectively, in cash and working capital of $1,648,876 and $4,103,687, respectively. These conditions have raised substantial doubt about the Company’s ability to continue as a going concern as noted by our auditors, M&K CPAS, PLLC.